Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 1,739,056	$ 380,801		$ 495,287
Accounts receivable, net		44,675	16,694		3,461
Accounts receivable, net from related parties		6,050	5,212		4,217
Inventory, net		3,474	2,736		0
Prepaid expenses and other current assets		17,314	21,099		8,960
Total current assets		1,810,569	426,542		511,925
Property and equipment, net		142,704	121,435		63,132
Investments		104,771	74,200
Investments			60,504		61,574
Equity Method Investments			42,620		45,679
Equity method investments		16,357	28,924
Intangible assets, net		22,568	3,294		3,843
Goodwill		16,660	1,857		1,857
Loans receivable, net of current portion		10,161	13,298		3,724
Other non-current assets		26,801	5,603		5,584
Total Assets		2,150,591	675,153		697,318
Current liabilities:
Accounts payable		7,102	13,893		2,439
Accrued expenses and other current liabilities		53,554	30,505		15,816
Deferred revenue (includes $15,442 and $22,101 from related parties)		29,649	28,823		21,819
Total current liabilities		90,305	73,221		40,074
Non-current liabilities:
Deferred rent, net of current portion		16,960	12,678		11,633
Deferred revenue, net of current portion (includes $159,268 and $97,977 from related parties)		163,042	99,652		126,079
Lease financing obligation		16,268	16,518		16,767
Warrant liabilities		212,935	0
Other non-current liabilities		33,110	3,032		912
Total Liabilities		532,620	205,101		195,465
Commitments and Contingencies
Shareholders' equity:
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; none issued and outstanding		0	0
Common Stock		148	129	[1]	126	[1]
Additional paid-in capital		2,249,549	929,125
Accumulated deficit		(697,269)	(467,878)		(341,269)
Accumulated other comprehensive income (loss)		(877)
Total Ginkgo Bioworks Holdings, Inc. stockholders equity		1,551,551	461,376		493,063
Non-controlling interest		66,420	8,676		8,790
Total stockholders equity		1,617,971	470,052		501,853
Total Liabilities and Shareholders' Equity		$ 2,150,591	675,153		697,318
Previously Reported [Member]
Shareholders' equity:
Additional paid-in capital			929,125		834,206
Total stockholders equity			470,052		501,853
Series B Convertible Preferred Stock [Member]
Shareholders' equity:
Convertible preferred stock	[1]		$ 0		$ 0

[1]	Retroactively restated for the reverse recapitalization as described in Note 1.